Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,609,920)	$ (5,370,492)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	294,639	346,183
Share-based compensation	555,909	1,003,028
Expenses paid through the issuance of common stock	374,546	101,683
Gain on change in fair value of derivative liabilities	(578,179)	(1,328,112)
Gain on negotiated reductions in account payable	(70,000)	(382,263)
Gain on sale of intellectual property	(4,338,601)
Loss on loan modification		1,356,177
Amortization of debt issuance costs and and original issue discounts	233,865	94,732
Increase (decrease) in cash resulting from changes in:
Accounts receivable	221,586	(342,274)
Inventory	(657,948)	(355,709)
Prepaid expenses and other current assets	126,778	(54,126)
Other assets		(2,125)
Accounts payable and accrued expenses	1,203,834	(678,042)
Deferred revenue	(12,796)	(652,460)
Net cash flows from operating activities	(5,256,287)	(6,263,800)
Cash flows from investing activities:
Purchases of property and equipment	(11,590)	(73,645)
Acquisition of license		(100,000)
Net cash flows from investing activities	(11,590)	(173,645)
Cash flows from financing activities:
Proceeds from stock option and warrant exercises	143,000	19,625
Net cash flows from financing activities	3,646,314	9,848,639
Net change in cash and cash equivalents	(1,621,563)	3,411,194
Cash and cash equivalents, beginning of period	3,516,244	1,620,005
Cash and cash equivalents, end of period	1,894,681	5,031,199
Cash paid for:
Income taxes
Interest	223,823	10,709
Equity Private Placement [Member]
Cash flows from financing activities:
Net proceeds from private placement		9,829,014
Debt Private Placement [Member]
Cash flows from financing activities:
Net proceeds from private placement	$ 3,503,314